Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Net loss before provision for income taxes	$ (10,598)	$ 124	$ (5,966)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,649)	$ 31	$ (1,492)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	10	15	28
Tax effect of impairment loss on property and equipment and intangible assets			668
Tax effect of long-term investments loss	937
Tax effect of unrealized net operating loss	(8,894)	(59)	6,198
Changes in valuation allowance	10,596	30	(4,326)
Effect of income tax rate change			(1,026)
Effect of income tax rate difference in other jurisdictions		(16)	(33)
Income tax expenses		$ 1	$ 17
Effective tax rates		(0.80%)	(0.30%)